Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities [Text Block Table]	Future cash outflows to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities in € m. Dec 31, 2023 Dec 31, 2022 Future cash outflows not reflected in lease liabilities: Not later than one year 14 14 Later than one year and not later than five years 590 613 Later than five years 4,318 5,226 Future cash outflows not reflected in lease liabilities 4,922 5,852